Reconciliation of the Differences between Basic and Diluted EPS - Additional Information (Detail) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Earnings Per Share [Abstract]
Potential shares of common stock upon the exercise of stock acquisition rights and convertible bonds excluded from the computation of diluted EPS	3,212	5,731	2,921